Contributed Equity - Summary of Issued and Fully Paid Shares (Parenthetical) (Detail) - Ordinary shares [member]	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
BHP Petroleum International Pty Ltd [member]
Disclosure of classes of share capital [line items]
Share price	$ 21.06
Number of shares issued | shares	914,768,948	914,768,948
2021 interim dividend [member]
Disclosure of classes of share capital [line items]
Share price	$ 14.21
2020 interim dividend [member]
Disclosure of classes of share capital [line items]
Share price		$ 18.79
2021 dividend [member]
Disclosure of classes of share capital [line items]
Share price	$ 23.14
Number of shares issued | shares	14,348,997	14,348,997	6,051,940
2020 dividend [member]
Disclosure of classes of share capital [line items]
Share price	$ 19.03
Number of shares issued | shares			1,354,072	6,091,035
2019 dividend [member]
Disclosure of classes of share capital [line items]
Share price		$ 25.61
Number of shares issued | shares				12,072,034
2017 Woodside equity plan [member]
Disclosure of classes of share capital [line items]
Share price		$ 18.27
Number of shares issued | shares				1,775,845